ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600

August 4, 2014

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

On behalf of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being submitted in connection with the Trust’s registration of Institutional Class and Class R6 shares of AllianzGI Best Styles U.S. Equity Fund and Class A and Institutional Class shares of each of AllianzGI Emerging Markets Consumer Fund and AllianzGI Emerging Markets Small-Cap Fund.

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for Institutional Class and Class R6 shares of AllianzGI Best Styles U.S. Equity Fund and Class A and Institutional Class shares of each of AllianzGI Emerging Markets Consumer Fund and AllianzGI Emerging Markets Small-Cap Fund; and

2.	The Statement of Additional Information of the Trust.

The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7239) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Maureen A. Meredith

Maureen A. Meredith, Esq.

cc:	Julian F. Sluyters
Thomas J. Fuccillo, Esq.
Debra Rubano, Esq.

August 4, 2014

David C. Sullivan, Esq.

George B. Raine, Esq.